Disclosure of detailed information about receivables (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Receivables	$ 7,506,316	$ 3,376,411
Distribution receivable from an investment in an associated entity [Member]
Statements Line Items
Receivables	5,450,764	0
Sale of Akarca [Member]
Statements Line Items
Receivables	902,991	2,447,595
Loan Fees [Member]
Statements Line Items
Receivables	187,395	0
Royalty income receivable [Member]
Statements Line Items
Receivables	144,931	258,223
Refundable taxes [Member]
Statements Line Items
Receivables	175,605	151,163
Recoverable exploration expenditures and advances [Member]
Statements Line Items
Receivables	264,434	270,547
Other [Member]
Statements Line Items
Receivables	$ 380,196	$ 248,883